Other Current Assets - Other Current Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Current Assets [Line Items]
Receivables from government agencies	$ 156	$ 152
Taxes and other government receivables	68	77
Advances	84	118
Prepayments	74	46
Loans and deposits	15	14
Interest receivable	1	4
Derivative instruments	36	2
Receivables from equity-method investments	16	20
Other current assets	68	73
Total	$ 518	$ 506